Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Changes in Forward Option and Convertible Notes Derivative Liability

Level 3 Rollforward	Forward Option- Prepaid Forward Contracts	Convertible Notes (1)	Warrants Liability	Notes Payable Derivative Liability
Balance January 1, 2022	$—	$—	$—	$(526)
Additions	—	—	—	(52)
Changes in fair value	—	—	—	(23)

Balance March 31, 2022	$—	$—	$—	$(601)

Balance January 1, 2023	$1,729	$—	$—	$—
Additions	—	2,500	500	—
Sale of recycled shares	(564)	—	—	—
Principal payments	—	(10)	—	—
Changes in fair value	(1,654)	(100)	—	—

Balance March 31, 2023	$(489)	$2,390	$500	$—

(1)	Elected the fair value option of accounting as discussed in Note 2.
The convertible notes are recorded as liabilities and are recorded at fair value based on Level 3 measurements. The estimated fair values of the convertible notes are each determined based on the aggregated, probability-weighted average of the outcomes of certain possible scenarios. The combined value of the probability-weighted average of those outcomes is then discounted back to each reporting period in which the convertible notes are outstanding, in each case, based on a risk-adjusted discount rate estimated based on the implied interest rate using the changes in observed interest rates of corporate rate debt that the Company believes is appropriate for those probability-adjusted cash flows.

The following table presents the changes in the forward option and the convertible notes derivative liability for the years ended December 31, 2022 and 2021 (in thousands):

Level 3 Rollforward	Forward Option On Prepaid Forward Contracts	Convertible Notes Derivative Liability
Balance December 31, 2020	$—	$—
Additions	—	(499)
Changes in fair value	—	(27)

Balance December 31, 2021	—	(526)
Additions	11,940	(52)
Sale of recycled shares	(41)	—
Changes in fair value	(10,170)	(602)
Reclassified to additional paid-in capital	—	1,180

Balance December 31, 2022	$1,729	$—